Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Supplement [Text Block]	jpmt1_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 23, 2018 to the Summary Prospectuses, Prospectus

and Statement of Additional Information dated November 1, 2017, as supplemented

Investment in J.P. Morgan ETFs. Currently, the Funds may invest in J.P. Morgan Mutual Funds in the same group of investment companies as well as mutual funds, closed end funds and exchange traded funds (“ETFs”) that are managed by unaffiliated investment advisers (“unaffiliated funds”). Effective November 1, 2018 (the “Effective Date”), each Fund and its Cayman Subsidiary (the “Subsidiary”) may also invest in J.P. Morgan ETFs (together with the J.P. Morgan Mutual Funds, “J.P. Morgan Funds”). J.P. Morgan ETFs include ETFs that are managed by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) or its affiliates that in the same group of investment companies as the Funds. On the Effective Date, a new prospectus (the “New Prospectus”) will replace the existing prospectus for Funds (the “Existing Prospectus”). You should refer to the New Prospectus for the Funds, when available. Please note that the New Prospectus reflecting the changes for the Funds are not yet effective and that the information in this supplement is not complete and may be changed at any time prior to the Effective Date.

Changes to the Funds’ Main Investment Strategies: On the Effective Date, the Funds’ main investment strategy will be updated to reflect that each Fund and its Subsidiary may also invest in J.P. Morgan ETFs.

Changes to the Funds’ Main Investment Risks: On the Effective Date, the “Risk/Return Summary — The Fund’s Main Investment Risks — Investments in Mutual Funds Risk” and “Risk/Return Summary — The Fund’s Main Investment Risks — ETF and Investment Company Risk” sections for each Fund’s are hereby deleted and replaced with the following:

Investments in Mutual Funds and ETFs Risk. The Fund’s investments are concentrated in J.P. Morgan Funds and unaffiliated funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. Shareholders will indirectly bear the expenses incurred by the underlying funds. In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and could cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR

FUTURE REFERENCE

JPMorgan Access Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt1_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 23, 2018 to the Summary Prospectuses, Prospectus

and Statement of Additional Information dated November 1, 2017, as supplemented

Investment in J.P. Morgan ETFs. Currently, the Funds may invest in J.P. Morgan Mutual Funds in the same group of investment companies as well as mutual funds, closed end funds and exchange traded funds (“ETFs”) that are managed by unaffiliated investment advisers (“unaffiliated funds”). Effective November 1, 2018 (the “Effective Date”), each Fund and its Cayman Subsidiary (the “Subsidiary”) may also invest in J.P. Morgan ETFs (together with the J.P. Morgan Mutual Funds, “J.P. Morgan Funds”). J.P. Morgan ETFs include ETFs that are managed by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) or its affiliates that in the same group of investment companies as the Funds. On the Effective Date, a new prospectus (the “New Prospectus”) will replace the existing prospectus for Funds (the “Existing Prospectus”). You should refer to the New Prospectus for the Funds, when available. Please note that the New Prospectus reflecting the changes for the Funds are not yet effective and that the information in this supplement is not complete and may be changed at any time prior to the Effective Date.

Changes to the Funds’ Main Investment Strategies: On the Effective Date, the Funds’ main investment strategy will be updated to reflect that each Fund and its Subsidiary may also invest in J.P. Morgan ETFs.

Changes to the Funds’ Main Investment Risks: On the Effective Date, the “Risk/Return Summary — The Fund’s Main Investment Risks — Investments in Mutual Funds Risk” and “Risk/Return Summary — The Fund’s Main Investment Risks — ETF and Investment Company Risk” sections for each Fund’s are hereby deleted and replaced with the following:

Investments in Mutual Funds and ETFs Risk. The Fund’s investments are concentrated in J.P. Morgan Funds and unaffiliated funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. Shareholders will indirectly bear the expenses incurred by the underlying funds. In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and could cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR

FUTURE REFERENCE

JPMorgan Access Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt1_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Growth Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 23, 2018 to the Summary Prospectuses, Prospectus

and Statement of Additional Information dated November 1, 2017, as supplemented

Investment in J.P. Morgan ETFs. Currently, the Funds may invest in J.P. Morgan Mutual Funds in the same group of investment companies as well as mutual funds, closed end funds and exchange traded funds (“ETFs”) that are managed by unaffiliated investment advisers (“unaffiliated funds”). Effective November 1, 2018 (the “Effective Date”), each Fund and its Cayman Subsidiary (the “Subsidiary”) may also invest in J.P. Morgan ETFs (together with the J.P. Morgan Mutual Funds, “J.P. Morgan Funds”). J.P. Morgan ETFs include ETFs that are managed by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) or its affiliates that in the same group of investment companies as the Funds. On the Effective Date, a new prospectus (the “New Prospectus”) will replace the existing prospectus for Funds (the “Existing Prospectus”). You should refer to the New Prospectus for the Funds, when available. Please note that the New Prospectus reflecting the changes for the Funds are not yet effective and that the information in this supplement is not complete and may be changed at any time prior to the Effective Date.

Changes to the Funds’ Main Investment Strategies: On the Effective Date, the Funds’ main investment strategy will be updated to reflect that each Fund and its Subsidiary may also invest in J.P. Morgan ETFs.

Changes to the Funds’ Main Investment Risks: On the Effective Date, the “Risk/Return Summary — The Fund’s Main Investment Risks — Investments in Mutual Funds Risk” and “Risk/Return Summary — The Fund’s Main Investment Risks — ETF and Investment Company Risk” sections for each Fund’s are hereby deleted and replaced with the following:

Investments in Mutual Funds and ETFs Risk. The Fund’s investments are concentrated in J.P. Morgan Funds and unaffiliated funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. Shareholders will indirectly bear the expenses incurred by the underlying funds. In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and could cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR

FUTURE REFERENCE